Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share of common stock - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A - Public shares [Member]
Numerator:
Allocation of net loss		$ (13,610,073)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding		25,643,836
Basic and diluted net loss per share of common stock		$ (0.53)
Class A – Private placement shares [Member]
Numerator:
Allocation of net loss		$ (317,568)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding		598,356
Basic and diluted net loss per share of common stock		$ (0.53)
Class B – Common stock [Member]
Numerator:
Allocation of net loss	$ (1,294)	$ (3,980,510)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	7,500,000	7,500,000
Basic and diluted net loss per share of common stock	$ 0	$ (0.53)